Loans and liquidity investments	12 Months Ended
Dec. 31, 2017
Loans and liquidity investments
Loans and liquidity investments

Note 11. Loans and liquidity investments

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Loans:
Loans in the form of interest-bearing securities	41,125	46,222
Loans to credit institutions	23,198	26,190
Loans to the public	141,111	147,909
Less:
Cash collateral under the security agreements for derivative contracts(1)	-10,314	-11,621
Deposits with time to maturity exceeding three months	—	—

Total loans	195,120	208,700

Liquidity investments:
Cash and cash equivalents	1,231	7,054
Cash collateral under the security agreements for derivative contracts	10,314	11,621
Deposits with time to maturity exceeding three months	—	—
Treasuries/government bonds	4,382	3,687
Other interest-bearing securities except loans	39,807	49,901

Total liquidity investments	55,734	72,263

of which:
issued by public authorities	9,309	13,052
quoted on an exchange	22,396	61,092

(1)	Included in Loans to credit institutions.

Difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

	Consolidated Group
Skr mn	2017	2016
Sum of amounts exceeding nominal	4	8
Sum of amounts falling below nominal	-57	-32

Volume Development, Lending

	Consolidated Group				of which the CIRR-system
Skr mn	2017		2016		2017	2016
Offers of long-term loans accepted	89,305		54,856		36,909	10,804
Undisbursed loans at year-end	72,914		54,783		69,161	49,080
Loans outstanding at year-end	195,120	(1)	208,700	(1)	49,124	49,802

Outstanding loans as per business area

	Consolidated Group				of which the CIRR-system
Skr mn	December 31, 2017		December 31, 2016		December 31, 2017	December 31, 2016
Lending to Swedish exporters	93,060		94,962		—	—
Lending to exporters’ customers	102,060		113,738		49,124	49,802

Total lending	195,120	(1)	208,700	(1)	49,124	49,802

(1)	Including concessionary loans by Skr 754 million (year-end 2016: Skr 991 million).